Statement of Financial Position (Parenthetical) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Variable Interest Entities [Abstract]
Assets	[1]	$ 462,193	$ 493,072
Investment securities (Note 3)		32,974	31,973
Accumulated Other Comprehensive Income (Loss), Net of Tax		(15,705)	(16,529)
Accumulated Other Comprehensive Income Loss Net Of Tax Attributable To Noncontrolling Interests		(262)	(264)
Debt Disclosure [Abstract]
Short-term borrowings		51,082	49,860
Long-term borrowings		$ 132,187	$ 144,659
Preferred Stock, Shares Outstanding		5,944,250	0
Common Stock, Shares, Outstanding		9,195,657,000	9,379,288,000
Borrowings Assumed By GE
Debt Disclosure [Abstract]
Short-term borrowings		$ 17,268	$ 17,642
Long-term borrowings		56,355	67,062
GE Capital
Variable Interest Entities [Abstract]
Assets		281,172	311,508
Investment securities (Note 3)		32,882	31,827
Non-recourse borrowings		1,471	1,534
Debt Disclosure [Abstract]
Short-term borrowings	[2]	48,736	48,617
Long-term borrowings	[2]	116,257	128,478
Discontinued operations
Variable Interest Entities [Abstract]
Investment securities (Note 3)		468
Non-recourse borrowings		41	3,994
Consolidated Securitization Entities
Variable Interest Entities [Abstract]
Assets		7,295
Current receivables and net financing receivables		4,590
Investment securities (Note 3)		1,493
Non-recourse borrowings		2,780
Consolidated Securitization Entities | GE Capital
Variable Interest Entities [Abstract]
Investment securities (Note 3)		0	0
Non-recourse borrowings		0	$ 0
Consolidated Securitization Entities | Discontinued operations
Variable Interest Entities [Abstract]
Non-recourse borrowings		$ 41

[1]	(a) Our consolidated assets at March 31, 2016 included total assets of $ 7,295 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $ 4,590 million and investment securities of $ 1,493 million w ithin continuing operations and assets of discontinued operations of $ 468 million. Our consolidated liabilities at March 31, 2016 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $ 2,780 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $ 41 million. See Note 16.
[2]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. The short-term borrowings were $17,268 million and $17,642 million and the long-term borrowings were $56,355 million and $67,062 million at March 31, 2016 and December 31, 2015, respectively. See Note 9 for addition al information.